Derivative financial assets/(liabilities) - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	¥ 27	¥ 0
Current derivative financial assets	2	0
Non-current derivative financial liabilities	0	(20)
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	27	0
Current derivative financial assets	2	0
Non-current derivative financial liabilities	0	(20)
Derivative component of convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative component of convertible bonds	¥ (1,708)	¥ (1,222)